MEZZANINE EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Mezzanine Equity
Schedule of mezzanine equity

Preferred Stock – Series B – As of December 31, 2023	$5,662,325
Dividends of Series B Convertible Preferred Stock as of December 31, 2024	377,488
Preferred Stock – Series B – As of December 31, 2024	6,039,813
Dividends of Series B Convertible Preferred Stock as of December 31, 2025	377,488
Preferred Stock – Series B – As of December 31, 2025	6,417,301
Dividends of Series B Convertible Preferred Stock as of June 30, 2026	188,744
Preferred Stock – Series B – As of June 30, 2026	$6,606,045